Quarterly Report
July 31, 2020
MFS®  Total Return Bond Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.3%
Aerospace – 0.9%
Boeing Co., 5.805%, 5/01/2050	$17,424,000	$20,465,497
Raytheon Technologies Corp., 4.125%, 11/16/2028	8,351,000	10,034,291
Raytheon Technologies Corp., 4.05%, 5/04/2047	13,687,000	17,647,634
TransDigm, Inc., 6.5%, 7/15/2024	19,607,000	19,656,017
		$67,803,439
Apparel Manufacturers – 0.4%
NIKE, Inc., 3.375%, 3/27/2050	$21,728,000	$26,381,915
Asset-Backed & Securitized – 19.1%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 1.575% (LIBOR - 3mo. + 1.3%), 1/15/2028 (n)	$16,000,000	$15,531,584
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,635,993
ALM Loan Funding, CLO, 2015-16A, “AAR2”, FLR, 1.175% (LIBOR - 3mo. + 0.90%), 7/15/2027 (n)	5,320,961	5,266,017
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.325% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	18,855,000	18,480,257
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.675% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	19,810,500	18,470,102
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.224% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	12,681,500	12,016,114
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.197% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	4,150,000	3,978,813
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.727% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,173,354
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.076% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	6,751,000	6,225,570
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.827% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	5,703,331
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.607% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,086,058
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.522% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	22,882,552
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.774% (LIBOR - 1mo. + 1.6%), 8/15/2032	6,227,000	6,218,152
Bancorp Commercial Mortgage Trust, 2018-CRE3, “A”, FLR, 1.025% (LIBOR - 1mo. + 0.85%), 1/15/2033 (n)	1,171,489	1,141,722
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 1.425% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	8,980,149	8,718,877
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.875% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	3,967,693	3,612,198
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.274% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	5,805,000	5,564,788
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 1.425% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	5,220,000	4,871,617
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.275% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	3,770,000	3,459,974
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.174% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	10,352,231	9,976,963
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.524% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	3,787,074	3,580,425
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.724% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	25,943,734	24,497,695
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.475% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,845,000	1,669,725
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	10,199,884
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	2,728,652	273
Bayview Commercial Asset Trust, FLR, 0.482% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	161,493	147,384
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	74,445	74,655
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.772% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,093,904	1,125,353
BDS Ltd., 2018-FL2, “A”, FLR, 1.131% (LIBOR - 1mo. + 0.95%), 8/15/2035 (n)	7,477,735	7,365,569
BDS Ltd., 2019-FL4, “A”, FLR, 1.281% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	15,377,000	14,958,423
Benchmark Mortgage Trust 2020-B18, “A5”, 1.925%, 7/15/2053	8,225,177	8,536,146
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	25,850,000	30,284,694
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.175% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	8,203,522
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	10,503,176	10,526,007
BXMT Ltd., 2020-FL2, “B”, FLR, 1.581% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	6,104,500	5,776,383
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	21,960,913
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,191,260	8,251,927
C-BASS Mortgage Loan Trust 2007-CB1, “AF3”, 3.388%, 1/25/2037	1,290,851	541,784
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.584%, 3/25/2037	1,394,158	722,965
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	4,201,168	4,230,713
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	6,352,895	6,491,623
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,857,201
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,958,525
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	6,732,683
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,680,000	3,024,212
CLNC Ltd., 2019-FL1, “B”, FLR, 2.086% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	5,819,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CLNC Ltd., 2019-FL1, “C”, FLR, 2.587% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	$10,190,000	$9,186,299
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	10,541,011
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	16,029,000	18,738,366
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,933,332	3,287,655
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,356,814
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,985,025
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,277,289
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	29,951,625
Countrywide Asset-Backed Certificates, 5.43%, 2/25/2033	63,397	59,970
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (n)	6,326,000	6,408,959
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,998,263
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.675% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,091,256
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.075% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	26,735,756
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	9,572,000	9,784,507
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 1.331% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	5,150,000	4,948,486
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.88% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	7,541,500	7,222,608
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	6,480,000	6,591,821
Falcon Franchise Loan LLC, 13.772%, 1/05/2023 (i)(n)	1,758	87
Flagship CLO, 2014-8A, “CRR”, FLR, 2.071% (LIBOR - 3mo. + 1.8%), 1/16/2026 (n)	4,600,000	4,442,367
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	18,297,137	17,818,981
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	4,000,000	3,862,301
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.525% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	16,088,000	15,766,240
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.182% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	13,830,440	13,621,227
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 1.792% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	8,043,105	7,812,244
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 2.072% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	6,670,000	6,289,150
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	6,513,195	6,589,823
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	257,277	266,903
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.295% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	15,457,500	15,235,298
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.079% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,546,013	1,517,025
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,475,834
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	33,075,961	37,043,376
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.971% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,098,098
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 1.624% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	1,933,000	1,837,904
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 1.825% (LIBOR - 1mo. + 1.65%), 8/15/2028 (n)	3,975,500	3,720,449
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 2.524% (LIBOR - 1mo. + 2.35%), 8/15/2028 (n)	1,312,500	1,260,000
IMPAC CMB Trust, FLR, 0.911% (LIBOR - 1mo. + 0.74%), 11/25/2034	38,507	37,520
IMPAC CMB Trust, FLR, 1.092% (LIBOR - 1mo. + 0.92%), 11/25/2034	19,253	18,950
IMPAC Secured Assets Corp., FLR, 0.521% (LIBOR - 1mo. + 0.35%), 5/25/2036	138,450	129,766
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.024% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	3,766,317	3,733,708
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	14,212,407
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	25,860,422
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	12,984,436
JPMorgan Chase Commercial Mortgage Securities Corp., 5.808%, 7/15/2042 (n)	895,097	582,768
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	14,466,247
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.18% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	13,421,000	12,783,503
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.675% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,241,500
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.725% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,391,225
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.125% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	6,169,977	5,738,078
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.775% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,945,514	5,618,511
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.625% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	2,804,538
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.544% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,621,233	4,465,267
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	18,356,124	18,116,815
Merrill Lynch Mortgage Investors, Inc., 1.315%, 2/25/2037 (a)(d)(q)	1,939,629	378,609
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.601% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	37,395,000	36,086,616
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,663,246
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	29,230,709
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “A”, FLR, 0.812% (LIBOR - 1mo. + 0.64%), 5/25/2024 (n)	17,916,000	17,850,051
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 1.525% (LIBOR - 3mo. + 1.25%), 1/15/2028 (n)	11,830,000	11,492,904
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	7,285,000	7,354,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	$7,876,000	$7,800,280
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.625% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	13,240,000	12,934,686
Ownit Mortgage Loan Asset-Backed Certificates, 3.085%, 10/25/2035	578,358	370,652
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.727% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	12,842,307
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.277% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,198,772
Parallel Ltd., 2015-1A, “C1R”, FLR, 2.022% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,547,279
Parallel Ltd., 2015-1A, “C2R”, FLR, 2.021% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,825,309
Preferred Term Securities XIX Ltd., CDO, FLR, 0.663% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	4,248,410	3,441,212
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.417% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	13,288,855	13,078,266
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	735,063	735,293
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	8,857,000	9,003,370
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,221,803
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	5,699,666	5,787,804
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	6,796,643	6,914,425
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.922% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,888,718
Thornburg Mortgage Securities Trust, FLR, 0.851% (LIBOR - 1mo. + 0.68%), 4/25/2043	2,930	2,921
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.744% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	15,715,418
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	37,473,691
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	21,199,430
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	17,081,127
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	39,643,739	43,586,067
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	13,289,703	13,293,761
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 2.175% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	6,560,000	6,473,447
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	17,008,901
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	8,311,884
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	28,186,763
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	15,328,168
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	4,840,000	5,707,982
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	32,977,910	36,984,231
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	41,394,790	46,600,350
West CLO Ltd., 2014-1A, “A2R”, FLR, 1.622% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	16,679,192	16,526,394
West CLO Ltd., 2014-1A, “CR”, FLR, 3.272% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	3,420,000	3,275,814
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 2.325% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	14,904,930	14,771,829
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.975% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,493,141
		$1,434,229,072
Automotive – 1.0%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$20,690,000	$21,621,050
General Motors Co., 3.6%, 6/21/2030	16,101,000	16,545,605
General Motors Financial Co., Inc., 4.35%, 4/09/2025	4,495,000	4,854,904
General Motors Financial Co., Inc., 4%, 10/06/2026	2,482,000	2,657,953
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	10,025,000	10,075,125
Volkswagen Group of America LLC, 3.2%, 9/26/2026 (n)	12,214,000	13,414,036
Volkswagen Group of America LLC, 3.75%, 5/13/2030 (n)	5,548,000	6,321,404
		$75,490,077
Broadcasting – 1.3%
Discovery, Inc., 4.65%, 5/15/2050	$10,865,000	$13,033,646
Fox Corp., 4.709%, 1/25/2029	22,801,000	27,787,534
Fox Corp., 3.5%, 4/08/2030	3,803,000	4,328,212
Netflix, Inc., 4.875%, 4/15/2028	4,480,000	5,207,642
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	19,018,012
Walt Disney Co., 3.6%, 1/13/2051	20,660,000	24,257,323
		$93,632,369
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$19,971,835
Charles Schwab Corp., 3.2%, 1/25/2028	5,045,000	5,764,622
Charles Schwab Corp., 5.375%, 4/30/2070	10,828,000	11,856,660

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,848,000	$2,986,830
E*TRADE Financial Corp., 3.8%, 8/24/2027	19,238,000	21,747,321
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	10,105,414
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	18,138,348
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	6,080,000	7,250,400
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	4,498,000	4,761,076
Intercontinental Exchange, Inc., 3%, 6/15/2050	12,119,000	14,078,521
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	18,100,714
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,546,424
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	2,450,000	2,787,010
		$142,095,175
Building – 0.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$10,860,000	$11,294,400
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	12,268,000	13,482,522
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	3,007,721
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	6,820,000	7,169,272
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	8,147,000	9,747,940
Masco Corp., 4.375%, 4/01/2026	11,111,000	12,894,108
Vulcan Materials Co., 3.5%, 6/01/2030	8,881,000	9,971,697
		$67,567,660
Business Services – 1.5%
Equinix, Inc., 5.375%, 5/15/2027	$16,204,000	$17,829,910
Equinix, Inc., 2.15%, 7/15/2030	19,174,000	19,758,232
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	15,878,532
Fiserv, Inc., 3.5%, 7/01/2029	17,501,000	20,253,863
Fiserv, Inc., 2.65%, 6/01/2030	9,936,000	10,835,638
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	1,921,000	2,058,885
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	24,582,000	27,423,458
		$114,038,518
Cable TV – 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$18,670,000	$19,790,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	12,348,388
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	7,183,000	9,899,240
Comcast Corp., 3.45%, 2/01/2050	15,455,000	18,746,235
Comcast Corp., 2.8%, 1/15/2051	21,492,000	23,265,831
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	15,766,662
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	17,700,000	18,562,875
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	18,970,000	19,988,499
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	11,849,688
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	7,320,554
		$157,538,172
Computer Software – 1.0%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$27,410,000	$31,551,322
Microsoft Corp., 2%, 8/08/2023	14,694,000	15,413,291
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	16,864,844
Microsoft Corp., 4.1%, 2/06/2037	6,525,000	8,739,995
Microsoft Corp., 2.525%, 6/01/2050	3,869,000	4,247,072
		$76,816,524
Computer Software - Systems – 0.6%
Apple, Inc., 3.35%, 2/09/2027	$20,686,000	$23,853,384
Apple, Inc., 4.375%, 5/13/2045	6,657,000	9,315,640
Apple, Inc., 3.85%, 8/04/2046	3,194,000	4,159,238
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	3,600,000	3,865,500
		$41,193,762

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.8%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$9,376,640
Otis Worldwide Corp., 2.565%, 2/15/2030 (n)	16,730,000	18,141,786
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	8,019,000	8,682,815
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	20,520,000	23,449,267
		$59,650,508
Consumer Products – 0.7%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$13,250,947
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	41,097,826
		$54,348,773
Consumer Services – 0.8%
Booking Holdings, Inc., 2.75%, 3/15/2023	$3,459,000	$3,657,576
Booking Holdings, Inc., 3.65%, 3/15/2025	22,057,000	24,548,215
Booking Holdings, Inc., 4.5%, 4/13/2027	7,798,000	9,207,899
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	5,237,000	4,338,723
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (z)	15,190,000	9,985,870
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)	5,237,000	3,231,371
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	17,800,000	5,563,719
		$60,533,373
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$23,115,000	$24,120,040
Electronics – 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$27,605,000	$30,666,860
Broadcom, Inc., 4.75%, 4/15/2029 (n)	11,922,000	13,899,022
Broadcom, Inc., 4.15%, 11/15/2030 (n)	13,721,000	15,411,583
Sensata Technologies B.V., 5%, 10/01/2025 (n)	13,485,000	14,563,800
		$74,541,265
Emerging Market Quasi-Sovereign – 0.4%
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 2.75%, 5/04/2022 (n)	$29,692,000	$30,558,071
Energy - Integrated – 1.1%
Eni S.p.A., 4%, 9/12/2023 (n)	$14,045,000	$15,192,951
Eni S.p.A., 4.25%, 5/09/2029 (n)	14,075,000	15,738,057
Exxon Mobil Corp., 4.227%, 3/19/2040	6,373,000	8,176,724
Exxon Mobil Corp., 3.452%, 4/15/2051	9,105,000	10,764,010
Total Capital International S.A., 2.986%, 6/29/2041	10,892,000	12,176,994
Total Capital International S.A., 3.127%, 5/29/2050	16,097,000	18,124,403
		$80,173,139
Entertainment – 0.4%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	$12,785,000	$11,810,144
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	22,065,000	20,955,130
		$32,765,274
Financial Institutions – 0.9%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$19,309,000	$19,637,191
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	13,243,000	14,211,059
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,775,000	14,723,469
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	13,150,000	11,967,849
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	13,105,000	8,157,862
		$68,697,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$17,605,000	$22,486,803
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,613,194
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,957,000	20,970,985
Campbell Soup Co., 2.375%, 4/24/2030	3,747,000	3,969,003
Campbell Soup Co., 3.125%, 4/24/2050	5,484,000	6,060,144
Constellation Brands, Inc., 2.875%, 5/01/2030	3,083,000	3,362,511
Constellation Brands, Inc., 3.75%, 5/01/2050	4,482,000	5,289,812
Diageo Capital PLC, 2.125%, 4/29/2032	17,284,000	18,535,147
General Mills, Inc., 2.875%, 4/15/2030	5,689,000	6,376,476
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,480,000	4,939,200
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	2,506,000	2,844,655
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	5,134,000	6,349,869
PepsiCo, Inc., 3.5%, 3/19/2040	9,485,000	11,843,096
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	8,360,000	8,840,700
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	5,184,000	5,206,364
		$132,687,959
Gaming & Lodging – 0.6%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,463,297
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,799,000	6,246,103
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	6,712,140
Las Vegas Sands Corp., 3.5%, 8/18/2026	10,262,000	10,294,753
Marriott International, Inc., 5.75%, 5/01/2025	7,589,000	8,430,058
Marriott International, Inc., 4.625%, 6/15/2030	5,794,000	6,209,845
		$45,356,196
General Obligations - General Purpose – 0.1%
State of California, 4%, 3/01/2029	$5,390,000	$6,917,364
Insurance – 0.6%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$19,959,112
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	9,127,905
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	6,980,185
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	5,966,079
		$42,033,281
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$18,854,000	$19,730,831
UnitedHealth Group, Inc., 3.7%, 8/15/2049	6,386,000	8,204,172
		$27,935,003
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$13,869,010
Ambac Assurance Corp., 5.1%, 12/31/2049	13,854	18,945
Ambac LSNI, LLC, FLR, 6% (LIBOR - 3mo. + 5%), 2/12/2023 (n)	51,302	51,174
Aon Corp., 3.75%, 5/02/2029	22,369,000	26,236,902
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	16,062,000	17,757,995
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	18,324,000	19,954,482
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	7,937,000	9,228,119
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	13,120,404
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	22,209,000	29,939,071
Progressive Corp., 3.2%, 3/26/2030	5,087,000	5,956,818
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	3,467,636
		$139,600,556
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$8,670,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.95%, 7/02/2023	$9,653,000	$9,743,951
CNH Industrial Capital LLC, 4.2%, 1/15/2024	3,109,000	3,351,898
CNH Industrial Capital LLC, 3.85%, 11/15/2027	8,452,000	9,150,510
		$22,246,359
Major Banks – 10.4%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$15,658,446
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	14,717,522
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	11,952,000	13,504,470
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	9,708,000	11,300,929
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	30,592,000	32,508,589
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	14,670,000	15,621,394
Bank of America Corp., 4.443%, 1/20/2048	26,034,000	35,328,716
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2164	14,429,000	15,402,957
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/31/2164	16,050,000	17,614,875
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,793,000	5,364,064
Barclays PLC, 4.375%, 1/12/2026	5,620,000	6,403,765
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	8,494,000	10,180,795
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,079,919
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	11,024,000	12,191,768
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	8,359,000	8,978,710
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	17,142,670
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,281,862
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,498,645
JPMorgan Chase & Co., 3.125%, 1/23/2025	15,071,000	16,531,807
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	25,382,743
JPMorgan Chase & Co., 3.509%, 1/23/2029	19,062,000	21,689,370
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,775,000	33,836,577
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,904,000	17,790,643
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	12,757,000	13,953,166
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	12,895,000	14,045,084
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	20,208,000	22,913,648
Lloyds Bank PLC, 3.75%, 1/11/2027	8,348,000	9,447,405
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	38,592,000	39,711,638
Morgan Stanley, 5.5%, 7/28/2021	15,554,000	16,328,095
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	15,470,695
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	15,619,788
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	1,913,000	2,085,726
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	3,551,095
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	25,547,255
PNC Bank N.A., 3.1%, 10/25/2027	15,267,000	17,484,412
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	25,866,000	28,625,770
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,694,000	40,109,456
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	8,132,669
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	11,800,991
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	13,300,356
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,667,011
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,991,722
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	24,268,000	25,743,110
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	28,821,000	31,481,326
Wells Fargo & Co., 5.013% to 4/4/2050, FLR (LIBOR - 3mo. + 4.24%) to 4/04/2051	19,108,000	27,308,949
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,790,000	19,416,765
		$777,747,368
Medical & Health Technology & Services – 3.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$6,351,000	$6,962,855
Alcon, Inc., 3%, 9/23/2029 (n)	11,494,000	12,763,647
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,201,000	4,520,577
BayCare Health System, Inc., 3.831%, 11/15/2050	9,535,000	12,355,299

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Becton, Dickinson and Co., 4.669%, 6/06/2047	$8,053,000	$10,790,534
Becton, Dickinson and Co., 3.794%, 5/20/2050	21,047,000	25,637,572
Cigna Corp., 3.75%, 7/15/2023	15,402,000	16,780,956
Cigna Corp., 2.4%, 3/15/2030	12,636,000	13,479,960
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,516,071
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	10,789,556
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	13,808,959
HCA, Inc., 5.25%, 6/15/2026	13,993,000	16,440,229
HCA, Inc., 5.625%, 9/01/2028	24,185,000	28,840,612
HCA, Inc., 4.125%, 6/15/2029	14,904,000	17,444,443
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	4,067,903
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	11,209,000	14,866,877
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,570,875
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	10,771,194
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	26,069,046
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	9,026,000	10,765,952
		$270,243,117
Medical Equipment – 0.6%
Abbott Laboratories, 3.4%, 11/30/2023	$14,564,000	$15,892,422
Abbott Laboratories, 1.15%, 1/30/2028	7,263,000	7,447,664
Boston Scientific Corp., 4%, 3/01/2029	18,117,000	21,357,581
		$44,697,667
Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$16,589,000	$18,621,153
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,407,000	5,807,669
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	4,480,000	4,459,840
Novelis Corp., 5.875%, 9/30/2026 (n)	14,155,000	15,102,111
		$43,990,773
Midstream – 2.0%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$14,065,000	$14,877,957
Enbridge, Inc., 4.25%, 12/01/2026	16,730,000	19,348,877
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	11,747,869
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	8,943,435
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	10,239,717
ONEOK, Inc., 5.2%, 7/15/2048	14,326,000	14,390,052
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	33,079,000	32,675,830
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	13,289,000	15,140,170
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	6,000,962
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	4,956,000	5,717,111
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	12,536,000	13,323,010
		$152,404,990
Mortgage-Backed – 20.9%
Fannie Mae, 5%, 8/01/2020 - 3/01/2042	$9,789,406	$11,190,207
Fannie Mae, 5.5%, 3/01/2021 - 4/01/2050	12,072,001	13,996,654
Fannie Mae, 2.41%, 5/01/2023	2,368,083	2,460,172
Fannie Mae, 2.55%, 5/01/2023	1,220,646	1,272,594
Fannie Mae, 5.25%, 8/01/2024	840,702	952,617
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	52,011,722	57,770,988
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	100,859,240	108,423,855
Fannie Mae, 2.67%, 12/25/2026	11,638,000	12,752,425
Fannie Mae, 3.95%, 1/01/2027	626,382	718,640
Fannie Mae, 3%, 11/01/2028 - 8/01/2050	134,643,505	143,602,837
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	56,905,044	60,401,766
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	90,175	105,317
Fannie Mae, 3%, 2/25/2033 (i)	2,181,963	224,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	$3,322,262	$3,885,810
Fannie Mae, 3.25%, 5/25/2040	898,799	973,200
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	94,031,011	102,931,790
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,163,376	2,225,639
Fannie Mae, 4%, 7/25/2046 (i)	1,935,953	363,794
Fannie Mae, TBA, 2%, 8/01/2035 - 10/01/2050	100,175,000	103,882,034
Fannie Mae, TBA, 2.5%, 8/01/2035 - 10/01/2050	107,685,000	112,965,570
Fannie Mae, TBA, 3%, 8/01/2035 - 9/01/2050	50,034,693	52,671,308
Fannie Mae, TBA, 3.5%, 8/01/2035 - 8/01/2050	54,362,467	57,306,764
Fannie Mae, TBA, 1.5%, 9/01/2035	4,550,000	4,656,920
Fannie Mae, TBA, 4%, 8/01/2050	49,275,000	52,346,988
Federal Home Loan Bank, 3.5%, 5/01/2049	3,881,882	4,127,713
Federal Home Loan Bank, 3%, 6/01/2050 - 7/01/2050	3,745,941	4,014,907
Freddie Mac, 3.034%, 10/25/2020	2,234,165	2,234,066
Freddie Mac, 5.5%, 10/01/2021 - 1/01/2038	2,084,235	2,418,385
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,334,769
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,963,434
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,392,972
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,329,707
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,419,980
Freddie Mac, 3.531%, 7/25/2023	2,816,666	3,049,297
Freddie Mac, 3.458%, 8/25/2023	8,879,782	9,597,655
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,398,927
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,443,622
Freddie Mac, 3.329%, 5/25/2025	9,013,328	10,076,981
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	12,006,301	13,120,797
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	11,807,211	13,107,784
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,659,043
Freddie Mac, 3.117%, 6/25/2027	17,177,017	19,585,046
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	84,711,045	91,154,668
Freddie Mac, 3.926%, 7/25/2028	2,186,000	2,645,188
Freddie Mac, 3.92%, 9/25/2028	1,450,000	1,756,031
Freddie Mac, 4.06%, 10/25/2028	9,501,000	11,554,622
Freddie Mac, 1.089%, 7/25/2029 (i)	12,718,741	1,089,225
Freddie Mac, 1.145%, 8/25/2029 (i)	22,483,799	2,014,184
Freddie Mac, 0.638%, 11/25/2029 (i)	52,663,806	2,774,098
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,068,240	1,226,397
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	5,113,331	5,847,225
Freddie Mac, 5.5%, 2/15/2036 (i)	450,314	88,887
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	74,889,240	80,275,094
Freddie Mac, 2.5%, 8/01/2040	2,731,914	2,915,931
Freddie Mac, 4.5%, 12/15/2040 (i)	482,592	46,268
Freddie Mac, 4%, 8/15/2044 (i)	547,627	66,268
Ginnie Mae, 2.5%, 7/20/2032	1,375,000	1,461,844
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	1,391,600	1,601,005
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,335,515	1,559,109
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	26,918,880	29,430,183
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	17,131,048	18,418,650
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	49,501,534	52,813,459
Ginnie Mae, 3%, 11/20/2044 - 8/20/2050	86,529,467	91,688,814
Ginnie Mae, TBA, 3%, 8/01/2050	14,275,000	15,095,255
Ginnie Mae, TBA, 3.5%, 8/01/2050	72,386,608	76,138,836
Ginnie Mae, TBA, 4%, 8/01/2050	23,350,000	24,780,187
Ginnie Mae, TBA, 2%, 9/01/2050	3,750,000	3,913,184
Ginnie Mae, TBA, 2.5%, 10/01/2050	7,075,000	7,442,845
		$1,570,154,913

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 2.1%
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	$22,087,000	$20,647,938
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	2,460,000	2,440,369
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	24,325,000	23,507,680
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, 3.607%, 8/15/2040	4,565,000	4,847,117
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	25,254,000	31,433,401
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	29,043,000	28,255,063
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	9,971,078
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	6,320,000	8,180,292
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,260,000	5,765,825
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	2,250,138
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	17,964,804
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,556,356
		$158,820,061
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$21,115,154
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	14,712,000	15,895,640
NiSource, Inc., 3.6%, 5/01/2030	20,089,000	23,617,104
		$60,627,898
Network & Telecom – 1.1%
AT&T, Inc., 5.25%, 3/01/2037	$13,919,000	$17,978,057
AT&T, Inc., 4.75%, 5/15/2046	7,387,000	9,203,536
AT&T, Inc., 5.15%, 11/15/2046	9,069,000	11,708,239
AT&T, Inc., 4.55%, 3/09/2049	9,069,000	11,110,834
Verizon Communications, Inc., 4.272%, 1/15/2036	9,580,000	12,303,696
Verizon Communications, Inc., 5.012%, 4/15/2049	15,373,000	22,874,541
		$85,178,903
Oil Services – 0.4%
Halliburton Co., 2.92%, 3/01/2030	$25,095,000	$25,225,078
Halliburton Co., 5%, 11/15/2045	7,750,000	8,279,599
		$33,504,677
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$10,510,815
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	6,046,506
		$16,557,321
Other Banks & Diversified Financials – 1.2%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$3,682,923
BBVA USA, 2.875%, 6/29/2022	22,375,000	23,112,437
Branch Banking & Trust Co., 2.25%, 3/11/2030	3,292,000	3,477,959
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	35,127,000	37,550,697
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	8,322,032
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	15,364,000	15,402,410
		$91,548,458
Pharmaceuticals – 0.8%
AbbVie, Inc., 3.8%, 3/15/2025 (n)	$22,785,000	$25,527,376
Elanco Animal Health, Inc., 5.022%, 8/28/2023	8,568,000	9,446,220
Elanco Animal Health, Inc., 5.65%, 8/28/2028	7,401,000	8,585,160
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/09/2050	16,122,000	17,653,516
		$61,212,272
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$7,042,000	$8,454,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.1%
CSX Corp., 3.8%, 4/15/2050	$3,185,000	$4,050,423
Real Estate - Apartment – 0.0%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,148,461
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$12,790,000	$13,717,275
Real Estate - Retail – 0.3%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$24,915,000	$25,235,688
Retailers – 0.5%
Home Depot, Inc., 3.35%, 4/15/2050	$12,738,000	$15,615,073
Walmart, Inc., 3.05%, 7/08/2026	20,000,000	22,721,849
		$38,336,922
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$4,510,000	$4,735,500
Specialty Stores – 0.2%
Penske Automotive Group Co., 5.5%, 5/15/2026	$4,510,000	$4,712,950
TJX Cos., Inc., 3.875%, 4/15/2030	5,398,000	6,509,104
TJX Cos., Inc., 4.5%, 4/15/2050	3,756,000	5,172,313
		$16,394,367
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT, 2.75%, 1/15/2027	$6,517,000	$7,119,190
American Tower Corp., REIT, 3.55%, 7/15/2027	23,507,000	26,835,269
American Tower Corp., REIT, 3.8%, 8/15/2029	15,003,000	17,578,420
American Tower Corp., REIT, 3.1%, 6/15/2050	11,198,000	12,336,563
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	5,375,289
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	4,513,035
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	2,129,326
Crown Castle International Corp., 3.8%, 2/15/2028	4,853,000	5,653,076
Crown Castle, REIT, 3.25%, 1/15/2051	14,241,000	15,912,186
SBA Communications Corp., 3.875%, 2/15/2027 (n)	6,495,000	6,722,325
T-Mobile USA, Inc., 2.55%, 2/15/2031 (n)	32,210,000	33,461,359
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	5,662,000	6,912,792
		$144,548,830
Tobacco – 0.6%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$20,260,000	$21,892,836
B.A.T. Capital Corp., 4.906%, 4/02/2030	3,209,000	3,871,150
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	16,277,368
		$42,041,354
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$2,036,018
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	15,392,247
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,441,930
		$18,870,195
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 6.35%, 4/01/2021	$214	$216
Small Business Administration, 6.34%, 5/01/2021	510	518
Small Business Administration, 6.44%, 6/01/2021	417	426
Small Business Administration, 5.34%, 11/01/2021	4,301	4,390
Small Business Administration, 6.07%, 3/01/2022	3,382	3,448

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.35%, 7/01/2023	$41,786	$43,547
Small Business Administration, 4.98%, 11/01/2023	60,857	64,050
Small Business Administration, 4.89%, 12/01/2023	68,018	71,551
Small Business Administration, 4.93%, 1/01/2024	64,244	67,539
Small Business Administration, 4.34%, 3/01/2024	118,778	123,311
Small Business Administration, 5.18%, 5/01/2024	82,514	87,356
Small Business Administration, 5.52%, 6/01/2024	81,964	87,147
Small Business Administration, 5.19%, 7/01/2024	88,318	93,188
Small Business Administration, 4.86%, 10/01/2024	62,021	65,237
Small Business Administration, 4.57%, 6/01/2025	186,494	197,833
Small Business Administration, 4.76%, 9/01/2025	599,725	631,964
Small Business Administration, 5.39%, 12/01/2025	43,405	46,832
Small Business Administration, 5.35%, 2/01/2026	275,036	295,784
Small Business Administration, 3.25%, 11/01/2030	1,307,204	1,399,118
Small Business Administration, 2.85%, 9/01/2031	2,248,348	2,391,677
Small Business Administration, 2.37%, 8/01/2032	1,276,012	1,328,694
Small Business Administration, 2.13%, 1/01/2033	2,273,625	2,365,706
Small Business Administration, 2.21%, 2/01/2033	680,989	710,026
Small Business Administration, 2.22%, 3/01/2033	2,491,565	2,599,744
Small Business Administration, 2.08%, 4/01/2033	4,010,100	4,161,537
Small Business Administration, 2.45%, 6/01/2033	4,485,355	4,728,880
Small Business Administration, 3.15%, 7/01/2033	5,883,718	6,418,995
Small Business Administration, 3.16%, 8/01/2033	5,737,779	6,255,675
Small Business Administration, 3.62%, 9/01/2033	3,306,326	3,668,428
		$37,912,817
U.S. Treasury Obligations – 4.0%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$58,777,000	$79,842,585
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	37,733,890
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	38,358,816
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	28,461,664
U.S. Treasury Notes, 1.75%, 9/30/2022	41,109,000	42,554,238
U.S. Treasury Notes, 2.75%, 5/31/2023 (f)	66,210,500	71,119,388
		$298,070,581
Utilities - Electric Power – 2.8%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$9,008,000	$10,203,377
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	10,053,385
AEP Transmission Co. LLC, 3.65%, 4/01/2050	6,073,000	7,639,921
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	4,693,000	6,422,269
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	4,480,000	4,788,000
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,307,560
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	31,244,339
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,206,000	33,536,997
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,358,163
Exelon Corp., 4.7%, 4/15/2050	4,121,000	5,696,200
FirstEnergy Corp., 2.65%, 3/01/2030	16,728,000	17,096,957
FirstEnergy Corp., 4.85%, 7/15/2047	17,208,000	21,274,522
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,145,000	2,332,688
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	34,609,938
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	5,103,544
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	10,768,264
		$206,436,124
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$6,206,000	$6,862,820
Total Bonds		$7,443,126,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 7.3%
Money Market Funds – 7.3%
MFS Institutional Money Market Portfolio, 0.15% (v)	550,584,009	$550,639,067

Other Assets, Less Liabilities – (6.6)%		(493,901,460)
Net Assets – 100.0%		$7,499,863,955
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $550,639,067 and $7,443,126,348, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,714,788,534, representing 22.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029	5/23/18	$9,301,209	$9,985,870
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Derivative Contracts at 7/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,496	$330,592,625	September – 2020	$333,628
U.S. Treasury Ultra Bond	Long	USD	771	175,547,062	September – 2020	6,230,722
						$6,564,350
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	1,328	$186,023,750	September – 2020	$(983,640)
U.S. Treasury Ultra Note 10 yr	Short	USD	3,605	574,096,250	September – 2020	(9,202,436)
						$(10,186,076)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/25	USD	80,125,600	centrally cleared	5.00%/Quarterly	(1)	$2,173,657	$—	$2,173,657
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North American High-Yield Index, 5.00%, 6/20/25, a B rated credit default swap index. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2020, the fund had liquid securities with an aggregate value of $16,985,073 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$335,983,398	$—	$335,983,398
Non - U.S. Sovereign Debt	—	39,228,752	—	39,228,752
Municipal Bonds	—	145,089,487	—	145,089,487
U.S. Corporate Bonds	—	3,166,403,446	—	3,166,403,446
Residential Mortgage-Backed Securities	—	1,577,228,609	—	1,577,228,609
Commercial Mortgage-Backed Securities	—	810,973,950	—	810,973,950
Asset-Backed Securities (including CDOs)	—	616,181,426	—	616,181,426
Foreign Bonds	—	752,037,280	—	752,037,280
Mutual Funds	550,639,067	—	—	550,639,067
Total	$550,639,067	$7,443,126,348	$—	$7,993,765,415
Other Financial Instruments
Futures Contracts – Assets	$6,564,350	$—	$—	$6,564,350
Futures Contracts – Liabilities	(10,186,076)	—	—	(10,186,076)
Swap Agreements – Assets	—	2,173,657	—	2,173,657

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$95,537,022	$794,459,041	$339,356,996	$(7,480)	$7,480	$550,639,067
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$116,499	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.